Schedule of computation of basic and diluted loss per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders
Net loss	$ (13,502)	$ (18,447)	$ (12,986)	$ (4,960)
Add: Loss attributable to non-controlling interest	18	25	42	37
Loss for the period attributable to ordinary shareholders	$ (13,484)	$ (18,422)	$ (12,944)	$ (4,923)
Basic weighted-average ordinary shares outstanding	21,260	21,260	13,007	11,702
Basic loss per share attributable to ordinary shareholders | (per share)	$ (0.63)	$ (0.87)	$ (1.00)	$ (0.42)
Diluted loss per share attributable to ordinary shareholders | (per share)	$ (0.63)	$ (0.87)	$ (1.00)	$ (0.42)